AZL Russell 1000 Growth Index Fund
AZL® RUSSELL 1000 GROWTH INDEX FUND, CLASS 1 AND CLASS 2
Investment Objective
The Fund seeks to match the total return of the Russell 1000® Growth Index.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AZL Russell 1000 Growth Index Fund		Class 1	Class 2
Management Fee		0.44%	0.44%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.08%	0.08%
Total Annual Fund Operating Expenses	[1]	0.52%	0.77%
Fee Waiver	[2]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses	[2],[3]	0.47%	0.72%
[1]	The Total Annual Fund Operating Expenses have been restated and differ from the ratios of net expenses to average net assets given in the Fund's annual report, which does not reflect current expenses of the Fund.
[2]	The Manager and the Fund have entered into a written agreement reducing the management fee to 0.39% through at least April 30, 2018, after which the fee waiver may be terminated by the Manager or the Fund at any time and for any reason.
[3]	After Fee Waiver

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. It reflects the management fee waiver agreement for the first year. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AZL Russell 1000 Growth Index Fund - USD ($)	1 Year	3 Years	5 years	10 Years
Class 1	48	162	286	648
Class 2	74	241	423	949

Expense Example, No Redemption - AZL Russell 1000 Growth Index Fund - USD ($)	1 Year	3 Years	5 years	10 Years
Class 1	48	162	286	648
Class 2	74	241	423	949

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 158% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund normally invests in all stocks in the Russell 1000® Growth Index (the "Index") in proportion to their weighting in the Index. The subadviser attempts to have a correlation between the Fund's performance and that of the Index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the Index were perfectly correlated.

The Index is an unmanaged index composed of companies on the Russell 1000® Index which exhibit higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is itself composed of approximately 1,000 of the largest securities on the Russell 3000® Index, based on a combination of their market cap and current index membership. The Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

In seeking to match the performance of the Index, the subadviser uses a passive management approach and purchases all or a representative sample of the stocks comprising the Index. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of securities of companies included in the Russell 1000 Growth Index or in derivative instruments linked to that Index, primarily stock index futures contracts. The subadviser also may use stock index futures as a substitute for the sale or purchase of securities. Because the Fund has expenses, performance will tend to be slightly lower than that of the target benchmark.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Growth Stocks Risk – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be susceptible to rapid price swings or to adverse developments in certain sectors of the market.
  Index Fund Risk – The Fund does not attempt to manage market volatility or reduce the effects of poor stock performance. In addition, factors such as Fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.
  Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and since its inception compare with those of a broad-based measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table (Class 2) Calendar Year Total Return Annual Return %

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q1, 2012) 14.41% Lowest (Q3, 2011) -13.18%
Average Annual Total Returns
Average Annual Total Returns - AZL Russell 1000 Growth Index Fund		One Year Ended December 31, 2016	Five Years Ended December 31, 2016
				Since Inception		Inception Date
Class 1				2.80%	[1]	Oct. 14, 2016
Class 2		6.43%	13.67%	11.90%		Apr. 30, 2010
Russell 1000® Growth Index	[2]	7.08%	14.50%	12.77%		Apr. 30, 2010
[1]	Cumulative return
[2]	Reflects no deduction for fees, expenses, or taxes. The since inception performance data for the Russell 1000® Growth Index is calculated from 4/30/2010.